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ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 7.6%
	FIXED INCOME - 7.6%
9,900	SPDR Nuveen Bloomberg High Yield Municipal Bond			$ 247,599
9,680	VanEck High Yield Muni ETF			496,971
	TOTAL EXCHANGE-TRADED FUNDS (Cost $748,782)			744,570

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 91.0%
	AIRPORTS — 5.5%
500,000	City of Houston TX Airport System Revenue	5.2500	07/01/53	534,771

	APPROPRIATION — 2.7%
250,000	Pataskala Public Library	5.2500	12/01/52	268,080

	CHARTER SCHOOLS — 4.0%
250,000	Colorado Educational & Cultural Facilities	5.2500	12/01/52	262,942
125,000	District of Columbia	5.0000	07/01/52	123,936
				386,878
	CITY — 4.6%
125,000	City of Chicago IL	5.5000	01/01/43	133,706
390,000	City of Frisco TX	2.0000	02/15/40	267,970
50,000	City of Waukegan IL	4.0000	12/30/37	50,094
				451,770
	COMBINED UTILITIES — 1.7%
150,000	South Carolina Public Service Authority	5.7500	12/01/52	168,200

	CONTINUING CARE RETIREMENT CENTER — 11.3%
200,000	Florida Development Finance Corporation	4.0000	06/01/55	123,993
10,000	Illinois Finance Authority	4.0000	05/15/35	7,786
50,000	Illinois Finance Authority	5.0000	05/15/56	38,927
200,000	Illinois Finance Authority	6.7500	05/15/58	204,287
200,000	Iowa Finance Authority	4.0000	05/15/53	117,952
100,000	Massachusetts Development Finance Agency	5.0000	07/01/56	77,404
100,000	New Hampshire Business Finance Authority	5.0000	07/01/56	76,656
250,000	New Hope Cultural Education Facilities Finance	6.8750	10/01/57	226,847

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 91.0% (Continued)
	CONTINUING CARE RETIREMENT CENTER — 11.3% (Continued)
25,000	Palm Beach County Health Facilities Authority	5.0000	05/15/47	$ 18,477
25,000	South Carolina Jobs-Economic Development Authority	5.0000	11/15/54	21,329
100,000	Tarrant County Cultural Education Facilities	5.0000	11/15/37	100,611
50,000	Tempe Industrial Development Authority	6.1250	10/01/47	31,500
80,000	Wisconsin Health & Educational Facilities	4.0000	07/01/48	61,208
				1,106,977
	ECONOMY & INDUSTRY DEVELOPMENT — 2.3%
300,000	New York Liberty Development Corporation	2.8750	11/15/46	223,647

	ELECTRICITY AND PUBLIC POWER — 1.3%
25,000	Puerto Rico Electric Power Authority	5.2500	07/01/30	24,781
100,000	Puerto Rico Electric Power Authority	5.2500	07/01/32	98,844
				123,625
	HIGHER EDUCATION — 11.8%
200,000	Collier County Educational Facilities Authority	5.0000	06/01/43	194,577
200,000	Colorado Mountain College	4.0000	12/01/51	192,294
200,000	County of Boyle KY	5.2500	06/01/49	213,065
200,000	Michigan Finance Authority	4.0000	02/01/42	163,190
100,000	Michigan Finance Authority	5.0000	05/01/46	83,941
300,000	Ohio Higher Educational Facility Commission	6.0000	09/01/52	308,459
				1,155,526
	HOSPITALS — 18.2%
200,000	Colorado Health Facilities Authority	3.2500	08/01/49	146,079
200,000	Colorado Health Facilities Authority	4.0000	05/15/52	190,883
680,000	Connecticut State Health & Educational Facilities	3.0000	07/01/39	550,397
250,000	Illinois Finance Authority	5.0000	08/15/52	263,139
100,000	Maine Health & Higher Educational Facilities	5.1250	07/01/52	105,591
125,000	Michigan Finance Authority	4.0000	12/01/47	119,108
100,000	Palm Beach County Health Facilities Authority	5.0000	11/01/52	98,987
150,000	Pennsylvania Economic Development Financing	4.0000	05/15/53	137,972
250,000	South Broward Hospital District	2.3750	05/01/45	167,464
				1,779,620

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 91.0% (Continued)
	MISCELLANEOUS TAX — 5.0%
250,000	Ernest N Morial New Orleans Exhibition Hall	5.5000	07/15/53	$ 276,587
100,000	Lancaster County Convention Center Authority	4.7500	05/01/57	101,000
100,000	Louisiana Stadium & Exposition District	5.2500	07/01/53	108,665
				486,252
	PRIMARY AND SECONDARY EDUCATION — 1.1%
100,000	Chicago Board of Education Dedicated Capital	5.7500	04/01/48	109,349

	SALES TAX — 3.2%
313,000	Sales Tax Securitization Corporation	4.0000	01/01/42	309,599

	SCHOOL DISTRICT — 7.3%
185,000	Belton Independent School District	4.0000	02/15/52	182,693
180,000	Pontiac School District	5.2500	05/01/48	196,175
100,000	Pontiac School District	4.2500	05/01/53	97,032
250,000	Sands Consolidated Independent School District	4.0000	02/15/53	236,847
				712,747
	SINGLE-FAMILY HOUSING — 3.2%
300,000	Texas Department of Housing & Community Affairs	5.1250	01/01/48	311,551

	STATE — 1.2%
1,077	Commonwealth of Puerto Rico	5.6250	07/01/27	1,135
1,059	Commonwealth of Puerto Rico	5.6250	07/01/29	1,136
1,029	Commonwealth of Puerto Rico	5.7500	07/01/31	1,126
1,064	Commonwealth of Puerto Rico	4.0000	07/01/46	903
100,000	State of Illinois	5.5000	05/01/47	108,658
				112,958
	STUDENT HOUSING — 0.9%
100,000	Hastings Campus Housing Finance Authority	5.0000	07/01/45	86,669

	TAX BACKED DISTRICT — 2.8%
250,000	Tarrant County Hospital District	5.2500	08/15/48	276,123

	TAX INCREMENT FINANCING — 2.5%
250,000	City of McKinney TX	4.1250	08/15/52	242,866

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 91.0% (Continued)
	TOBACCO — 0.4%
55,000	New York Counties Tobacco Trust VI	3.7500	06/01/45	$ 43,845

	TOTAL MUNICIPAL BONDS (Cost $9,392,847)			8,891,053

Shares				Fair Value
	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
18,754	First American Treasury Obligations Fund, Class X, 5.03% (Cost $18,754)(a)			18,754

	TOTAL INVESTMENTS - 98.8% (Cost $10,160,383)			$ 9,654,377
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%			122,189
	NET ASSETS - 100.0%			$ 9,776,566

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
25	CBOT 10 Year US Treasury Note	09/20/2023	$ 2,806,640	$ 25,844
	TOTAL FUTURES CONTRACTS			$ 25,844

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation

SOC	Markit CDX North America Investment Grade Index	Sell	1.00%	66.85%	Quarterly	6/20/2028	$ 1,433,500	$ 21,860	$ 10,951	$ 10,909
SOC	Markit CDX North America High Yield Index	Sell	5.00%	430.21%	Quarterly	6/20/2028	1,433,500	41,879	20,262	21,617
		Net Unrealized Appreciation on Swap Contracts							$ 31,213	$ 32,526

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
SOC	- Societe Generale
(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.